Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	JPMorgan Trust II
Entity Central Index Key	0000763852
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000010744 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Equity Income Fund
Class Name	Class A Shares
Trading Symbol	OIEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Equity Income Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Equity Income Fund (Class A Shares)	$49	0.95%
*	This charge is annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%	[1]
Net Assets	$ 44,076,697,000
Holdings Count | Holding	88
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$44,076,697
Total number of portfolio holdings	88
Portfolio turnover rate	9%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000010746 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Equity Income Fund
Class Name	Class C Shares
Trading Symbol	OINCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Equity Income Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Equity Income Fund (Class C Shares)	$75	1.44%
*	This charge is annualized.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.44%	[2]
Net Assets	$ 44,076,697,000
Holdings Count | Holding	88
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$44,076,697
Total number of portfolio holdings	88
Portfolio turnover rate	9%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000010743 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Equity Income Fund
Class Name	Class I Shares
Trading Symbol	HLIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Equity Income Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Equity Income Fund (Class I Shares)	$36	0.69%
*	This charge is annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%	[3]
Net Assets	$ 44,076,697,000
Holdings Count | Holding	88
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$44,076,697
Total number of portfolio holdings	88
Portfolio turnover rate	9%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000098140 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Equity Income Fund
Class Name	Class R2 Shares
Trading Symbol	OIEFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Equity Income Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Equity Income Fund (Class R2 Shares)	$63	1.20%
*	This charge is annualized.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.20%	[4]
Net Assets	$ 44,076,697,000
Holdings Count | Holding	88
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$44,076,697
Total number of portfolio holdings	88
Portfolio turnover rate	9%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000173561 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Equity Income Fund
Class Name	Class R3 Shares
Trading Symbol	OIEPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Equity Income Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Equity Income Fund (Class R3 Shares)	$49	0.95%
*	This charge is annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%	[5]
Net Assets	$ 44,076,697,000
Holdings Count | Holding	88
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$44,076,697
Total number of portfolio holdings	88
Portfolio turnover rate	9%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000173562 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Equity Income Fund
Class Name	Class R4 Shares
Trading Symbol	OIEQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Equity Income Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Equity Income Fund (Class R4 Shares)	$36	0.69%
*	This charge is annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%	[6]
Net Assets	$ 44,076,697,000
Holdings Count | Holding	88
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$44,076,697
Total number of portfolio holdings	88
Portfolio turnover rate	9%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000098141 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Equity Income Fund
Class Name	Class R5 Shares
Trading Symbol	OIERX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Equity Income Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Equity Income Fund (Class R5 Shares)	$28	0.54%
*	This charge is annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%	[7]
Net Assets	$ 44,076,697,000
Holdings Count | Holding	88
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$44,076,697
Total number of portfolio holdings	88
Portfolio turnover rate	9%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000109963 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Equity Income Fund
Class Name	Class R6 Shares
Trading Symbol	OIEJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Equity Income Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Equity Income Fund (Class R6 Shares)	$23	0.44%
*	This charge is annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%	[8]
Net Assets	$ 44,076,697,000
Holdings Count | Holding	88
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$44,076,697
Total number of portfolio holdings	88
Portfolio turnover rate	9%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000010903 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Investor Growth Fund
Class Name	Class A Shares
Trading Symbol	ONGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Investor Growth Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Investor Growth Fund (Class A Shares)	$28	0.55%
*	This charge is annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[9]
Net Assets	$ 5,603,548,000
Holdings Count | Holding	24
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,603,548
Total number of portfolio holdings	24
Portfolio turnover rate	1%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000010905 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Investor Growth Fund
Class Name	Class C Shares
Trading Symbol	OGGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Investor Growth Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Investor Growth Fund (Class C Shares)	$55	1.07%
*	This charge is annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.07%	[10]
Net Assets	$ 5,603,548,000
Holdings Count | Holding	24
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,603,548
Total number of portfolio holdings	24
Portfolio turnover rate	1%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000010902 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Investor Growth Fund
Class Name	Class I Shares
Trading Symbol	ONIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Investor Growth Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Investor Growth Fund (Class I Shares)	$16	0.31%
*	This charge is annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%	[11]
Net Assets	$ 5,603,548,000
Holdings Count | Holding	24
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,603,548
Total number of portfolio holdings	24
Portfolio turnover rate	1%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000191459 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Investor Growth Fund
Class Name	Class R6 Shares
Trading Symbol	JFTUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Investor Growth Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Investor Growth Fund (Class R6 Shares)	$4	0.07%
*	This charge is annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[12]
Net Assets	$ 5,603,548,000
Holdings Count | Holding	24
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,603,548
Total number of portfolio holdings	24
Portfolio turnover rate	1%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000010915 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Investor Conservative Growth Fund
Class Name	Class A Shares
Trading Symbol	OICAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Investor Conservative Growth Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Investor Conservative Growth Fund (Class A Shares)	$29	0.56%
*	This charge is annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%	[13]
Net Assets	$ 3,956,365,000
Holdings Count | Holding	27
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,956,365
Total number of portfolio holdings	27
Portfolio turnover rate	3%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000010917 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Investor Conservative Growth Fund
Class Name	Class C Shares
Trading Symbol	OCGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Investor Conservative Growth Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Investor Conservative Growth Fund (Class C Shares)	$54	1.06%
*	This charge is annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.06%	[14]
Net Assets	$ 3,956,365,000
Holdings Count | Holding	27
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,956,365
Total number of portfolio holdings	27
Portfolio turnover rate	3%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000010914 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Investor Conservative Growth Fund
Class Name	Class I Shares
Trading Symbol	ONCFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Investor Conservative Growth Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Investor Conservative Growth Fund (Class I Shares)	$16	0.31%
*	This charge is annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%	[15]
Net Assets	$ 3,956,365,000
Holdings Count | Holding	27
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,956,365
Total number of portfolio holdings	27
Portfolio turnover rate	3%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000191474 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Investor Conservative Growth Fund
Class Name	Class R6 Shares
Trading Symbol	JFLJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Investor Conservative Growth Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Investor Conservative Growth Fund (Class R6 Shares)	$3	0.06%
*	This charge is annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[16]
Net Assets	$ 3,956,365,000
Holdings Count | Holding	27
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,956,365
Total number of portfolio holdings	27
Portfolio turnover rate	3%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000010798 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Large Cap Growth Fund
Class Name	Class A Shares
Trading Symbol	OLGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Large Cap Growth Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Large Cap Growth Fund (Class A Shares)	$49	0.93%
*	This charge is annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.93%	[17]
Net Assets	$ 103,997,128,000
Holdings Count | Holding	73
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$103,997,128
Total number of portfolio holdings	73
Portfolio turnover rate	18%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000010800 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Large Cap Growth Fund
Class Name	Class C Shares
Trading Symbol	OLGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Large Cap Growth Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Large Cap Growth Fund (Class C Shares)	$75	1.43%
*	This charge is annualized.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.43%	[18]
Net Assets	$ 103,997,128,000
Holdings Count | Holding	73
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$103,997,128
Total number of portfolio holdings	73
Portfolio turnover rate	18%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000010797 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Large Cap Growth Fund
Class Name	Class I Shares
Trading Symbol	SEEGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Large Cap Growth Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Large Cap Growth Fund (Class I Shares)	$36	0.68%
*	This charge is annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.68%	[19]
Net Assets	$ 103,997,128,000
Holdings Count | Holding	73
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$103,997,128
Total number of portfolio holdings	73
Portfolio turnover rate	18%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000070644 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Large Cap Growth Fund
Class Name	Class R2 Shares
Trading Symbol	JLGZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Large Cap Growth Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Large Cap Growth Fund (Class R2 Shares)	$62	1.18%
*	This charge is annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.18%	[20]
Net Assets	$ 103,997,128,000
Holdings Count | Holding	73
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$103,997,128
Total number of portfolio holdings	73
Portfolio turnover rate	18%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000173565 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Large Cap Growth Fund
Class Name	Class R3 Shares
Trading Symbol	JLGPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Large Cap Growth Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Large Cap Growth Fund (Class R3 Shares)	$49	0.93%
*	This charge is annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.93%	[21]
Net Assets	$ 103,997,128,000
Holdings Count | Holding	73
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$103,997,128
Total number of portfolio holdings	73
Portfolio turnover rate	18%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000173566 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Large Cap Growth Fund
Class Name	Class R4 Shares
Trading Symbol	JLGQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Large Cap Growth Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Large Cap Growth Fund (Class R4 Shares)	$36	0.68%
*	This charge is annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.68%	[22]
Net Assets	$ 103,997,128,000
Holdings Count | Holding	73
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$103,997,128
Total number of portfolio holdings	73
Portfolio turnover rate	18%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000076449 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Large Cap Growth Fund
Class Name	Class R5 Shares
Trading Symbol	JLGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Large Cap Growth Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Large Cap Growth Fund (Class R5 Shares)	$28	0.53%
*	This charge is annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.53%	[23]
Net Assets	$ 103,997,128,000
Holdings Count | Holding	73
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$103,997,128
Total number of portfolio holdings	73
Portfolio turnover rate	18%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000093777 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Large Cap Growth Fund
Class Name	Class R6 Shares
Trading Symbol	JLGMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Large Cap Growth Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Large Cap Growth Fund (Class R6 Shares)	$23	0.43%
*	This charge is annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.43%	[24]
Net Assets	$ 103,997,128,000
Holdings Count | Holding	73
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$103,997,128
Total number of portfolio holdings	73
Portfolio turnover rate	18%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000010894 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Value Fund
Class Name	Class A Shares
Trading Symbol	PSOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Small Cap Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Small Cap Value Fund (Class A Shares)	$62	1.18%
*	This charge is annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.18%	[25]
Net Assets	$ 1,265,817,000
Holdings Count | Holding	430
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,265,817
Total number of portfolio holdings	430
Portfolio turnover rate	30%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000010896 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Value Fund
Class Name	Class C Shares
Trading Symbol	OSVCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Small Cap Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Small Cap Value Fund (Class C Shares)	$88	1.68%
*	This charge is annualized.

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.68%	[26]
Net Assets	$ 1,265,817,000
Holdings Count | Holding	430
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,265,817
Total number of portfolio holdings	430
Portfolio turnover rate	30%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000010893 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Value Fund
Class Name	Class I Shares
Trading Symbol	PSOPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Small Cap Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Small Cap Value Fund (Class I Shares)	$49	0.93%
*	This charge is annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.93%	[27]
Net Assets	$ 1,265,817,000
Holdings Count | Holding	430
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,265,817
Total number of portfolio holdings	430
Portfolio turnover rate	30%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000070648 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Value Fund
Class Name	Class R2 Shares
Trading Symbol	JSVZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Small Cap Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Small Cap Value Fund (Class R2 Shares)	$77	1.48%
*	This charge is annualized.

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.48%	[28]
Net Assets	$ 1,265,817,000
Holdings Count | Holding	430
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,265,817
Total number of portfolio holdings	430
Portfolio turnover rate	30%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000173568 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Value Fund
Class Name	Class R3 Shares
Trading Symbol	JSVPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Small Cap Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Small Cap Value Fund (Class R3 Shares)	$64	1.23%
*	This charge is annualized.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.23%	[29]
Net Assets	$ 1,265,817,000
Holdings Count | Holding	430
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,265,817
Total number of portfolio holdings	430
Portfolio turnover rate	30%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000173567 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Value Fund
Class Name	Class R4 Shares
Trading Symbol	JSVQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Small Cap Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Small Cap Value Fund (Class R4 Shares)	$51	0.98%
*	This charge is annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.98%	[30]
Net Assets	$ 1,265,817,000
Holdings Count | Holding	430
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,265,817
Total number of portfolio holdings	430
Portfolio turnover rate	30%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000033524 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Value Fund
Class Name	Class R5 Shares
Trading Symbol	JSVRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Small Cap Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Small Cap Value Fund (Class R5 Shares)	$44	0.84%
*	This charge is annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.84%	[31]
Net Assets	$ 1,265,817,000
Holdings Count | Holding	430
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,265,817
Total number of portfolio holdings	430
Portfolio turnover rate	30%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000010748 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Equity Index Fund
Class Name	Class A Shares
Trading Symbol	OGEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Equity Index Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Equity Index Fund (Class A Shares)	$24	0.45%
*	This charge is annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.45%	[32]
Net Assets	$ 10,750,457,000
Holdings Count | Holding	507
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$10,750,457
Total number of portfolio holdings	507
Portfolio turnover rate	5%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000010750 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Equity Index Fund
Class Name	Class C Shares
Trading Symbol	OEICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Equity Index Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Equity Index Fund (Class C Shares)	$55	1.05%
*	This charge is annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.05%	[33]
Net Assets	$ 10,750,457,000
Holdings Count | Holding	507
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$10,750,457
Total number of portfolio holdings	507
Portfolio turnover rate	5%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000010747 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Equity Index Fund
Class Name	Class I Shares
Trading Symbol	HLEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Equity Index Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Equity Index Fund (Class I Shares)	$10	0.20%
*	This charge is annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[34]
Net Assets	$ 10,750,457,000
Holdings Count | Holding	507
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$10,750,457
Total number of portfolio holdings	507
Portfolio turnover rate	5%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000173239 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Equity Index Fund
Class Name	Class R6 Shares
Trading Symbol	OGFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Equity Index Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Equity Index Fund (Class R6 Shares)	$2	0.04%
*	This charge is annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[35]
Net Assets	$ 10,750,457,000
Holdings Count | Holding	507
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$10,750,457
Total number of portfolio holdings	507
Portfolio turnover rate	5%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000010803 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Large Cap Value Fund
Class Name	Class A Shares
Trading Symbol	OLVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Large Cap Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Large Cap Value Fund (Class A Shares)	$49	0.93%
*	This charge is annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.93%	[36]
Net Assets	$ 4,868,924,000
Holdings Count | Holding	118
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,868,924
Total number of portfolio holdings	118
Portfolio turnover rate	69%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000010805 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Large Cap Value Fund
Class Name	Class C Shares
Trading Symbol	OLVCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Large Cap Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Large Cap Value Fund (Class C Shares)	$75	1.43%
*	This charge is annualized.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.43%	[37]
Net Assets	$ 4,868,924,000
Holdings Count | Holding	118
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,868,924
Total number of portfolio holdings	118
Portfolio turnover rate	69%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000010802 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Large Cap Value Fund
Class Name	Class I Shares
Trading Symbol	HLQVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Large Cap Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Large Cap Value Fund (Class I Shares)	$36	0.69%
*	This charge is annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%	[38]
Net Assets	$ 4,868,924,000
Holdings Count | Holding	118
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,868,924
Total number of portfolio holdings	118
Portfolio turnover rate	69%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000070645 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Large Cap Value Fund
Class Name	Class R2 Shares
Trading Symbol	JLVZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Large Cap Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Large Cap Value Fund (Class R2 Shares)	$62	1.18%
*	This charge is annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.18%	[39]
Net Assets	$ 4,868,924,000
Holdings Count | Holding	118
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,868,924
Total number of portfolio holdings	118
Portfolio turnover rate	69%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000205210 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Large Cap Value Fund
Class Name	Class R3 Shares
Trading Symbol	OLVTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Large Cap Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Large Cap Value Fund (Class R3 Shares)	$49	0.94%
*	This charge is annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.94%	[40]
Net Assets	$ 4,868,924,000
Holdings Count | Holding	118
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,868,924
Total number of portfolio holdings	118
Portfolio turnover rate	69%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000205209 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Large Cap Value Fund
Class Name	Class R4 Shares
Trading Symbol	OLVRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Large Cap Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Large Cap Value Fund (Class R4 Shares)	$36	0.69%
*	This charge is annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%	[41]
Net Assets	$ 4,868,924,000
Holdings Count | Holding	118
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,868,924
Total number of portfolio holdings	118
Portfolio turnover rate	69%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000033523 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Large Cap Value Fund
Class Name	Class R5 Shares
Trading Symbol	JLVRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Large Cap Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Large Cap Value Fund (Class R5 Shares)	$28	0.54%
*	This charge is annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%	[42]
Net Assets	$ 4,868,924,000
Holdings Count | Holding	118
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,868,924
Total number of portfolio holdings	118
Portfolio turnover rate	69%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000093778 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Large Cap Value Fund
Class Name	Class R6 Shares
Trading Symbol	JLVMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Large Cap Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Large Cap Value Fund (Class R6 Shares)	$23	0.44%
*	This charge is annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%	[43]
Net Assets	$ 4,868,924,000
Holdings Count | Holding	118
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,868,924
Total number of portfolio holdings	118
Portfolio turnover rate	69%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000010158 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Mid Cap Growth Fund
Class Name	Class A Shares
Trading Symbol	OSGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Mid Cap Growth Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Mid Cap Growth Fund (Class A Shares)	$58	1.12%
*	This charge is annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.12%	[44]
Net Assets	$ 11,615,217,000
Holdings Count | Holding	116
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$11,615,217
Total number of portfolio holdings	116
Portfolio turnover rate	25%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000010160 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Mid Cap Growth Fund
Class Name	Class C Shares
Trading Symbol	OMGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Mid Cap Growth Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Mid Cap Growth Fund (Class C Shares)	$84	1.62%
*	This charge is annualized.

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.62%	[45]
Net Assets	$ 11,615,217,000
Holdings Count | Holding	116
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$11,615,217
Total number of portfolio holdings	116
Portfolio turnover rate	25%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000010157 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Mid Cap Growth Fund
Class Name	Class I Shares
Trading Symbol	HLGEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Mid Cap Growth Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Mid Cap Growth Fund (Class I Shares)	$45	0.87%
*	This charge is annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.87%	[46]
Net Assets	$ 11,615,217,000
Holdings Count | Holding	116
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$11,615,217
Total number of portfolio holdings	116
Portfolio turnover rate	25%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000077259 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Mid Cap Growth Fund
Class Name	Class R2 Shares
Trading Symbol	JMGZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Mid Cap Growth Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Mid Cap Growth Fund (Class R2 Shares)	$75	1.43%
*	This charge is annualized.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.43%	[47]
Net Assets	$ 11,615,217,000
Holdings Count | Holding	116
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$11,615,217
Total number of portfolio holdings	116
Portfolio turnover rate	25%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000173559 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Mid Cap Growth Fund
Class Name	Class R3 Shares
Trading Symbol	JMGPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Mid Cap Growth Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Mid Cap Growth Fund (Class R3 Shares)	$62	1.18%
*	This charge is annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.18%	[48]
Net Assets	$ 11,615,217,000
Holdings Count | Holding	116
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$11,615,217
Total number of portfolio holdings	116
Portfolio turnover rate	25%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000173560 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Mid Cap Growth Fund
Class Name	Class R4 Shares
Trading Symbol	JMGQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Mid Cap Growth Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Mid Cap Growth Fund (Class R4 Shares)	$49	0.93%
*	This charge is annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.93%	[49]
Net Assets	$ 11,615,217,000
Holdings Count | Holding	116
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$11,615,217
Total number of portfolio holdings	116
Portfolio turnover rate	25%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000106055 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Mid Cap Growth Fund
Class Name	Class R5 Shares
Trading Symbol	JMGFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Mid Cap Growth Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Mid Cap Growth Fund (Class R5 Shares)	$40	0.77%
*	This charge is annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.77%	[50]
Net Assets	$ 11,615,217,000
Holdings Count | Holding	116
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$11,615,217
Total number of portfolio holdings	116
Portfolio turnover rate	25%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000106056 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Mid Cap Growth Fund
Class Name	Class R6 Shares
Trading Symbol	JMGMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Mid Cap Growth Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Mid Cap Growth Fund (Class R6 Shares)	$36	0.68%
*	This charge is annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.68%	[51]
Net Assets	$ 11,615,217,000
Holdings Count | Holding	116
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$11,615,217
Total number of portfolio holdings	116
Portfolio turnover rate	25%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000010793 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SMID Cap Equity Fund
Class Name	Class A Shares
Trading Symbol	PECAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SMID Cap Equity Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SMID Cap Equity Fund (Class A Shares)	$57	1.08%
*	This charge is annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.08%	[52]
Net Assets	$ 422,546,000
Holdings Count | Holding	103
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$422,546
Total number of portfolio holdings	103
Portfolio turnover rate	20%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000010795 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SMID Cap Equity Fund
Class Name	Class C Shares
Trading Symbol	ODMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SMID Cap Equity Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SMID Cap Equity Fund (Class C Shares)	$83	1.58%
*	This charge is annualized.

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.58%	[53]
Net Assets	$ 422,546,000
Holdings Count | Holding	103
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$422,546
Total number of portfolio holdings	103
Portfolio turnover rate	20%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000010792 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SMID Cap Equity Fund
Class Name	Class I Shares
Trading Symbol	WOOPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SMID Cap Equity Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SMID Cap Equity Fund (Class I Shares)	$44	0.83%
*	This charge is annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.83%	[54]
Net Assets	$ 422,546,000
Holdings Count | Holding	103
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$422,546
Total number of portfolio holdings	103
Portfolio turnover rate	20%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000173563 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SMID Cap Equity Fund
Class Name	Class R3 Shares
Trading Symbol	WOOOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SMID Cap Equity Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SMID Cap Equity Fund (Class R3 Shares)	$57	1.08%
*	This charge is annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.08%	[55]
Net Assets	$ 422,546,000
Holdings Count | Holding	103
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$422,546
Total number of portfolio holdings	103
Portfolio turnover rate	20%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000173564 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SMID Cap Equity Fund
Class Name	Class R4 Shares
Trading Symbol	WOOQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SMID Cap Equity Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SMID Cap Equity Fund (Class R4 Shares)	$44	0.83%
*	This charge is annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.83%	[56]
Net Assets	$ 422,546,000
Holdings Count | Holding	103
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$422,546
Total number of portfolio holdings	103
Portfolio turnover rate	20%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000162349 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SMID Cap Equity Fund
Class Name	Class R6 Shares
Trading Symbol	WOOSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SMID Cap Equity Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SMID Cap Equity Fund (Class R6 Shares)	$31	0.59%
*	This charge is annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.59%	[57]
Net Assets	$ 422,546,000
Holdings Count | Holding	103
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$422,546
Total number of portfolio holdings	103
Portfolio turnover rate	20%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000010897 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Value Fund
Class Name	Class R6 Shares
Trading Symbol	JSVUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Small Cap Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Small Cap Value Fund (Class R6 Shares)	$38	0.74%
*	This charge is annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%	[58]
Net Assets	$ 1,265,817,000
Holdings Count | Holding	430
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,265,817
Total number of portfolio holdings	430
Portfolio turnover rate	30%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000010911 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Investor Balanced Fund
Class Name	Class A Shares
Trading Symbol	OGIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Investor Balanced Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Investor Balanced Fund (Class A Shares)	$29	0.56%
*	This charge is annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%	[59]
Net Assets	$ 5,477,675,000
Holdings Count | Holding	26
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,477,675
Total number of portfolio holdings	26
Portfolio turnover rate	5%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000010913 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Investor Balanced Fund
Class Name	Class C Shares
Trading Symbol	OGBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Investor Balanced Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Investor Balanced Fund (Class C Shares)	$54	1.06%
*	This charge is annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.06%	[60]
Net Assets	$ 5,477,675,000
Holdings Count | Holding	26
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,477,675
Total number of portfolio holdings	26
Portfolio turnover rate	5%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000010910 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Investor Balanced Fund
Class Name	Class I Shares
Trading Symbol	OIBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Investor Balanced Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Investor Balanced Fund (Class I Shares)	$16	0.31%
*	This charge is annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%	[61]
Net Assets	$ 5,477,675,000
Holdings Count | Holding	26
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,477,675
Total number of portfolio holdings	26
Portfolio turnover rate	5%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000191469 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Investor Balanced Fund
Class Name	Class R6 Shares
Trading Symbol	JFQUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Investor Balanced Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Investor Balanced Fund (Class R6 Shares)	$3	0.06%
*	This charge is annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[62]
Net Assets	$ 5,477,675,000
Holdings Count | Holding	26
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,477,675
Total number of portfolio holdings	26
Portfolio turnover rate	5%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000010813 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Growth Fund
Class Name	Class A Shares
Trading Symbol	PGSGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Small Cap Growth Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Small Cap Growth Fund (Class A Shares)	$64	1.24%
*	This charge is annualized.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.24%	[63]
Net Assets	$ 3,572,264,000
Holdings Count | Holding	136
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,572,264
Total number of portfolio holdings	136
Portfolio turnover rate	22%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000010815 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Growth Fund
Class Name	Class C Shares
Trading Symbol	OSGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Small Cap Growth Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Small Cap Growth Fund (Class C Shares)	$90	1.73%
*	This charge is annualized.

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.73%	[64]
Net Assets	$ 3,572,264,000
Holdings Count | Holding	136
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,572,264
Total number of portfolio holdings	136
Portfolio turnover rate	22%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000010811 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Growth Fund
Class Name	Class I Shares
Trading Symbol	OGGFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Small Cap Growth Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Small Cap Growth Fund (Class I Shares)	$51	0.99%
*	This charge is annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.99%	[65]
Net Assets	$ 3,572,264,000
Holdings Count | Holding	136
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,572,264
Total number of portfolio holdings	136
Portfolio turnover rate	22%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000010812 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Growth Fund
Class Name	Class L Shares
Trading Symbol	JISGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Small Cap Growth Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Small Cap Growth Fund (Class L Shares)	$43	0.84%
*	This charge is annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.84%	[66]
Net Assets	$ 3,572,264,000
Holdings Count | Holding	136
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,572,264
Total number of portfolio holdings	136
Portfolio turnover rate	22%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000070647 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Growth Fund
Class Name	Class R2 Shares
Trading Symbol	JSGZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Small Cap Growth Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Small Cap Growth Fund (Class R2 Shares)	$77	1.48%
*	This charge is annualized.

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.48%	[67]
Net Assets	$ 3,572,264,000
Holdings Count | Holding	136
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,572,264
Total number of portfolio holdings	136
Portfolio turnover rate	22%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000190882 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Growth Fund
Class Name	Class R3 Shares
Trading Symbol	JGRQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Small Cap Growth Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Small Cap Growth Fund (Class R3 Shares)	$64	1.24%
*	This charge is annualized.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.24%	[68]
Net Assets	$ 3,572,264,000
Holdings Count | Holding	136
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,572,264
Total number of portfolio holdings	136
Portfolio turnover rate	22%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000190883 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Growth Fund
Class Name	Class R4 Shares
Trading Symbol	JGLYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Small Cap Growth Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Small Cap Growth Fund (Class R4 Shares)	$51	0.99%
*	This charge is annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.99%	[69]
Net Assets	$ 3,572,264,000
Holdings Count | Holding	136
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,572,264
Total number of portfolio holdings	136
Portfolio turnover rate	22%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000173240 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Growth Fund
Class Name	Class R5 Shares
Trading Symbol	JGSVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Small Cap Growth Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Small Cap Growth Fund (Class R5 Shares)	$43	0.84%
*	This charge is annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.84%	[70]
Net Assets	$ 3,572,264,000
Holdings Count | Holding	136
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,572,264
Total number of portfolio holdings	136
Portfolio turnover rate	22%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000093779 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Growth Fund
Class Name	Class R6 Shares
Trading Symbol	JGSMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Small Cap Growth Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Small Cap Growth Fund (Class R6 Shares)	$38	0.74%
*	This charge is annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%	[71]
Net Assets	$ 3,572,264,000
Holdings Count | Holding	136
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,572,264
Total number of portfolio holdings	136
Portfolio turnover rate	22%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000010907 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Investor Growth & Income Fund
Class Name	Class A Shares
Trading Symbol	ONGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Investor Growth & Income Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Investor Growth & Income Fund (Class A Shares)	$28	0.55%
*	This charge is annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[72]
Net Assets	$ 4,741,140,000
Holdings Count | Holding	26
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,741,140
Total number of portfolio holdings	26
Portfolio turnover rate	4%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000010909 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Investor Growth & Income Fund
Class Name	Class C Shares
Trading Symbol	ONECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Investor Growth & Income Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Investor Growth & Income Fund (Class C Shares)	$55	1.07%
*	This charge is annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.07%	[73]
Net Assets	$ 4,741,140,000
Holdings Count | Holding	26
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,741,140
Total number of portfolio holdings	26
Portfolio turnover rate	4%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000010906 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Investor Growth & Income Fund
Class Name	Class I Shares
Trading Symbol	ONGFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Investor Growth & Income Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Investor Growth & Income Fund (Class I Shares)	$16	0.31%
*	This charge is annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%	[74]
Net Assets	$ 4,741,140,000
Holdings Count | Holding	26
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,741,140
Total number of portfolio holdings	26
Portfolio turnover rate	4%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000191460 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Investor Growth & Income Fund
Class Name	Class R6 Shares
Trading Symbol	JFBUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Investor Growth & Income Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Investor Growth & Income Fund (Class R6 Shares)	$3	0.06%
*	This charge is annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[75]
Net Assets	$ 4,741,140,000
Holdings Count | Holding	26
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,741,140
Total number of portfolio holdings	26
Portfolio turnover rate	4%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)

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